Since Inception [Member] Expense Example - Putnam Retirement Advantage 2035 Fund	Aug. 31, 2025 USD ($)
Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,410
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	2,170
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	2,305
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	844
Expense Example, with Redemption, 10 Years	2,128
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,294
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,410
Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	712
Expense Example, with Redemption, 10 Years	1,858
Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,580